Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
Note 21 - Subsequent Events

The company has evaluated subsequent events through the issuance of the consolidated financial statements and following subsequent events have been identified that require disclosure in this section:

March 22, 2013, Nova LifeStyle, Inc. (the “Company”) entered into a Stock Acquisition Agreement (the “Agreement”) with the sole shareholder of Bright Swallow International Group Limited ( “Seller” ) and Bright Swallow International Group Limited, a British Virgin Island corporation (the “Bright Swallow”) to complete the Company’s acquisition of Bright Swallow.  Pursuant to the Agreement, the Company will acquire all of the issued and outstanding common shares of Bright Swallow from the Seller for a price of $6.5 million. In consummation of the transaction, the Company will apply its previous refundable deposit of $3 million to the Seller for the due diligence period pursuant to a term sheet entered by the parties on December 21, 2012, and the remaining $3.5 million Purchase Price will be paid at closing, which is expected to be no later than April 26, 2013.  The deposit of $3 million is refundable should the two companies not complete this proposed transaction.